SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1


STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   DECEMBER 1997

			                THE NEW GERMANY FUND, INC.

(Name of registered closed-end investment company)


               						               Approx. Asset
Date     	     #  of      Price     Value or Approx.   Name of seller
of     Ident.  Shares     Per      Asset Cov./Share        or of
Trans. of Sec. Purch.     Share    at Time of Purch.  Seller's Broker

12-1	   	GF	   	6000      13.5594		      16.79          Deutsche Morgan
                                                           Grenfell
12-2	  	" "	   	9900	     13.767	       	16.79     			       " "
12-3		  " "		   9000	     13.9264	      	16.83			            " "
12-4		  " "		   2800	     13.8125	      	16.95			            " "
12-5		  " "		   9000	     13.8125	      	16.92			            " "
12-8		  " "		  25000	     13.8125	      	16.83			            " "
12-9		  " "		  15000	     13.4113	      	16.71			            " "
12-10		 " "		  16500	     13.4238	      	16.64		          Weeden & Co.
12-11		 " "		   5000	     13.125	       	16.51			            " "
12-11		 " "		  22300	     13.25	        	16.51			            " "
12-12		 " "		   3700	     13.25	        	16.43			            " "
12-12		 " "		    700	     13.1875	      	16.43			            " "
12-12		 " "		  11600	     13.3125	      	16.43			            " "
12-15		 " "		   2800	     13.375	       	16.28			            " "
12-15		 " "		   3200	     13.1875	      	16.28			            " "
12-16		 " "		   5600	     13.4285	      	16.21			            " "
12-17		 " "		  11000	     13.5085	      	16.52			            " "
12-18		 " "		  21000	     13.4375	      	16.51			            " "
12-22		 " "		   5000	     13.00	        	16.19			            " "
12-23		 " "		  15000	     13.0625       	16.29			            " "
12-24		 " "		   5000	     12.875	       	16.31			            " "
12-26		 " "		   5000	     13.00	        	16.32			            " "
12-29		 " "		   5000	     13.125	       	16.42			            " "
12-30		 " "		   5000	     13.875	       	16.39			            " "
The New Germany Fund, Inc.
    Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          1/12/98